SEGMENT AND GEOGRAPHIC INFORMATION - Revenue can be split into the following geographical areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 60,836	€ 90,246	€ 95,058
China
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	13,320	15,308	39,424
Taiwan
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	3,160	1,634	12,846
USA
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	22,207	17,522	11,478
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	3,819	9,577	10,743
Malaysia
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	2,186	16,681	7,915
Austria
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	6,678	17,810	3,928
Other
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 9,464	€ 11,714	€ 8,724